SHAREHOLDERS' EQUITY - Narrative (Details) $ in Thousands					12 Months Ended
	Oct. 18, 2023 shares	Jul. 14, 2023 USD ($)	Aug. 16, 2022 USD ($)	Feb. 03, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares
Class of Stock [Line Items]
Reverse share split, additional shares issued (in shares)	15,890
Number of shares sold under agreement (in shares)				1,000,000
Gross proceeds from shares issued and sold | $				$ 300,000
Stock reverse split, ratio	0.0333
Class A Ordinary Shares
Class of Stock [Line Items]
Shares converted (in shares)	30
Converted shares Issued (in shares)	1
Class A Ordinary Shares | ATM Sales Agreement | BofA Securities
Class of Stock [Line Items]
Value of shares available for issuance | $			$ 75,000
Number of shares sold under agreement (in shares)					0
Class A Ordinary Shares | ATM Sales Agreement | H.C. Wainwright
Class of Stock [Line Items]
Value of shares available for issuance | $		$ 35,000
Number of shares sold under agreement (in shares)					75,912
Gross proceeds from shares issued and sold | $					$ 657
Class B Ordinary Shares
Class of Stock [Line Items]
Shares converted (in shares)	30
Converted shares Issued (in shares)	1